March 5, 2014

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           BBH Trust (the “Trust”)
File Nos. 811-21829 and 333-129342

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 37 to the Trust’s Registration Statement on Form N-1A, filed electronically on February 28, 2014.

If you have any questions concerning this filing, please call the undersigned at 617-772-2353.

/s/ Alexander Tikonoff_______
Alexander Tikonoff
Assistant Secretary of the Trust